Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	51,000,000	31,061,028	25,085,526
Common stock, shares outstanding	51,000,000	31,061,028	25,085,526